Segment Information and Sales to Significant Customers - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 3,643,538	$ 3,563,637	$ 3,345,854
North America (Mainly United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	2,555,539	2,589,613	2,423,067
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	422,095	450,669	398,400
Rest of the World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 665,904	$ 523,355	$ 524,387